Share-Based Payment - Summary of Key Share-based Awards Expense and their Respective Equity or Liability Balances (Details)	12 Months Ended
	Dec. 31, 2022 segment shares	Dec. 31, 2021 shares segment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	10,687,650,000	4,402,694,000
Granted	(10,791,124,000)	(6,673,810,000)
Issued	700,092,000	136,826,000
Cancelled	1,905,935,000	252,028,000
Ending balance	18,872,747,000	10,687,650,000
Restricted share units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ending balance | segment	11,507,220,000
Restricted share units (RSUs) [Member] | Total
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	6,585,148,000	4,370,192,000
Granted	(6,171,570,000)	(2,603,810,000)
Issued	(700,092,000)	136,826,000
Cancelled	549,405,000	252,028,000
Ending balance	(11,507,221,000)	6,585,148,000
Performance share units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ending balance	7,320,367,000
Performance share units (PSUs) [Member] | Total
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	4,070,000,000	0
Granted	(4,606,897,000)	(4,070,000,000)
Issued	0
Cancelled | segment	(1,356,530,000)
Ending balance | segment	7,320,367,000	4,070,000,000
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ending balance	45,159,000
Stock Options [Member] | Total
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	32,502,000	32,502,000
Granted	(12,657,000)
Cancelled		0
Ending balance | segment	45,159,000	32,502,000